Distribution Date:	10/18/21	CSAIL 2018-CX12 Commercial Mortgage Trust
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-CX12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue,4th Floor | New York, NY 10010
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		500 North Central Expressway, Suite 261 | Plano, TX 75074
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 310-9821
Historical Detail	18		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12595XAQ6	3.219700%	15,990,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12595XAR4	4.142000%	136,474,000.00	119,298,219.03	400,367.24	411,777.69	312,872.44	0.00	1,125,017.37	118,897,851.79	31.53%	30.00%
A-3	12595XAS2	3.958500%	115,000,000.00	115,000,000.00	0.00	379,356.25	0.00	0.00	379,356.25	115,000,000.00	31.53%	30.00%
A-4	12595XAT0	4.224400%	173,994,000.00	173,994,000.00	0.00	612,516.88	0.00	0.00	612,516.88	173,994,000.00	31.53%	30.00%
A-SB	12595XAU7	4.162800%	29,404,000.00	29,404,000.00	0.00	102,002.48	0.00	0.00	102,002.48	29,404,000.00	31.53%	30.00%
A-S	12595XAX1	4.463400%	67,267,000.00	67,267,000.00	0.00	250,199.61	0.00	0.00	250,199.61	67,267,000.00	21.00%	20.00%
B	12595XAY9	4.613800%	23,543,000.00	23,543,000.00	0.00	90,518.91	0.00	0.00	90,518.91	23,543,000.00	17.31%	16.50%
C	12595XAZ6	4.742707%	26,906,000.00	26,906,000.00	0.00	106,339.39	0.00	0.00	106,339.39	26,906,000.00	13.10%	12.50%
D	12595XAC7	3.242707%	17,970,000.00	17,970,000.00	0.00	48,559.53	0.00	0.00	48,559.53	17,970,000.00	10.28%	9.83%
E-RR	12595XAF0	4.742707%	12,300,000.00	12,300,000.00	0.00	48,612.74	0.00	0.00	48,612.74	12,300,000.00	8.36%	8.00%
F-RR	12595XAH6	4.742707%	15,976,000.00	15,976,000.00	0.00	63,141.24	0.00	0.00	63,141.24	15,976,000.00	5.86%	5.63%
G-RR	12595XAK9	4.742707%	7,567,000.00	7,567,000.00	0.00	29,906.72	0.00	0.00	29,906.72	7,567,000.00	4.67%	4.50%
NR-RR * 12595XAM5		4.742707%	30,270,369.00	29,837,974.69	0.00	224,142.64	0.00	0.00	224,142.64	29,837,974.69	0.00%	0.00%
R	12595XAN3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			672,661,369.00	639,063,193.72	400,367.24	2,367,074.08	312,872.44	0.00	3,080,313.76	638,662,826.48

Notional Certificates
X-A	12595XAV5	0.570079%	538,129,000.00	504,963,219.03	0.00	239,890.83	125,191.30	0.00	365,082.13	504,562,851.79
X-B	12595XAW3	0.060157%	50,449,000.00	50,449,000.00	0.00	2,529.04	0.00	0.00	2,529.04	50,449,000.00
X-D	12595XAA1	1.500000%	17,970,000.00	17,970,000.00	0.00	22,462.50	0.00	0.00	22,462.50	17,970,000.00
Notional SubTotal			606,548,000.00	573,382,219.03	0.00	264,882.37	125,191.30	0.00	390,073.67	572,981,851.79

Deal Distribution Total					400,367.24	2,631,956.45	438,063.74	0.00	3,470,387.43

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595XAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12595XAR4	874.14613062	2.93365212	3.01726109	0.00000000	0.00000000	2.29254246	0.00000000	8.24345568	871.21247849
A-3	12595XAS2	1,000.00000000	0.00000000	3.29875000	0.00000000	0.00000000	0.00000000	0.00000000	3.29875000	1,000.00000000
A-4	12595XAT0	1,000.00000000	0.00000000	3.52033334	0.00000000	0.00000000	0.00000000	0.00000000	3.52033334	1,000.00000000
A-SB	12595XAU7	1,000.00000000	0.00000000	3.46900014	0.00000000	0.00000000	0.00000000	0.00000000	3.46900014	1,000.00000000
A-S	12595XAX1	1,000.00000000	0.00000000	3.71950005	0.00000000	0.00000000	0.00000000	0.00000000	3.71950005	1,000.00000000
B	12595XAY9	1,000.00000000	0.00000000	3.84483328	0.00000000	0.00000000	0.00000000	0.00000000	3.84483328	1,000.00000000
C	12595XAZ6	1,000.00000000	0.00000000	3.95225563	0.00000000	0.00000000	0.00000000	0.00000000	3.95225563	1,000.00000000
D	12595XAC7	1,000.00000000	0.00000000	2.70225543	0.00000000	0.00000000	0.00000000	0.00000000	2.70225543	1,000.00000000
E-RR	12595XAF0	1,000.00000000	0.00000000	3.95225528	0.00000000	0.00000000	0.00000000	0.00000000	3.95225528	1,000.00000000
F-RR	12595XAH6	1,000.00000000	0.00000000	3.95225588	0.00000000	0.00000000	0.00000000	0.00000000	3.95225588	1,000.00000000
G-RR	12595XAK9	1,000.00000000	0.00000000	3.95225585	0.00000000	0.00000000	0.00000000	0.00000000	3.95225585	1,000.00000000
NR-RR	12595XAM5	985.71559171	0.00000000	7.40468806	(3.50888818)	1.45586134	0.00000000	0.00000000	7.40468806	985.71559171
R	12595XAN3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12595XAV5	938.36834482	0.00000000	0.44578685	0.00000000	0.00000000	0.23264180	0.00000000	0.67842865	937.62434619
X-B	12595XAW3	1,000.00000000	0.00000000	0.05013063	0.00000000	0.00000000	0.00000000	0.00000000	0.05013063	1,000.00000000
X-D	12595XAA1	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	411,777.69	0.00	411,777.69	0.00	0.00	0.00	411,777.69	0.00
A-3	09/01/21 - 09/30/21	30	0.00	379,356.25	0.00	379,356.25	0.00	0.00	0.00	379,356.25	0.00
A-4	09/01/21 - 09/30/21	30	0.00	612,516.88	0.00	612,516.88	0.00	0.00	0.00	612,516.88	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	102,002.48	0.00	102,002.48	0.00	0.00	0.00	102,002.48	0.00
X-A	09/01/21 - 09/30/21	30	0.00	239,890.83	0.00	239,890.83	0.00	0.00	0.00	239,890.83	0.00
X-B	09/01/21 - 09/30/21	30	0.00	2,529.04	0.00	2,529.04	0.00	0.00	0.00	2,529.04	0.00
X-D	09/01/21 - 09/30/21	30	0.00	22,462.50	0.00	22,462.50	0.00	0.00	0.00	22,462.50	0.00
A-S	09/01/21 - 09/30/21	30	0.00	250,199.61	0.00	250,199.61	0.00	0.00	0.00	250,199.61	0.00
B	09/01/21 - 09/30/21	30	0.00	90,518.91	0.00	90,518.91	0.00	0.00	0.00	90,518.91	0.00
C	09/01/21 - 09/30/21	30	0.00	106,339.39	0.00	106,339.39	0.00	0.00	0.00	106,339.39	0.00
D	09/01/21 - 09/30/21	30	0.00	48,559.53	0.00	48,559.53	0.00	0.00	0.00	48,559.53	0.00
E-RR	09/01/21 - 09/30/21	30	0.00	48,612.74	0.00	48,612.74	0.00	0.00	0.00	48,612.74	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	63,141.24	0.00	63,141.24	0.00	0.00	0.00	63,141.24	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	29,906.72	0.00	29,906.72	0.00	0.00	0.00	29,906.72	0.00
NR-RR	09/01/21 - 09/30/21	30	149,693.17	117,927.30	0.00	117,927.30	(106,215.34)	0.00	0.00	224,142.64	44,069.46
Totals			149,693.17	2,525,741.11	0.00	2,525,741.11	(106,215.34)	0.00	0.00	2,631,956.45	44,069.46

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	3,470,387.43
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,535,389.86	Master Servicing Fee	2,491.25
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,929.02
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	266.28
ARD Interest	0.00	Operating Advisor Fee	1,358.01
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	314.21
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,535,389.86	Total Fees	9,648.76

Principal		Expenses/Reimbursements
Scheduled Principal	400,367.24	Reimbursement for Interest on Advances	18.07
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(8,611.11)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,047.56
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(98,669.86)
Total Principal Collected	400,367.24	Total Expenses/Reimbursements	(106,215.34)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	438,063.74	Interest Distribution	2,631,956.45
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	400,367.24
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	438,063.74
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	438,063.74	Total Payments to Certificateholders and Others	3,470,387.43
Total Funds Collected	3,373,820.84	Total Funds Distributed	3,373,820.85

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	639,063,193.72	639,063,193.72	Beginning Certificate Balance	639,063,193.72
(-) Scheduled Principal Collections	400,367.24	400,367.24	(-) Principal Distributions	400,367.24
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	638,662,826.48	638,662,826.48	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	639,079,058.64	639,079,058.64	Ending Certificate Balance	638,662,826.48
Ending Actual Collateral Balance	638,680,801.23	638,680,801.23

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.74%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	24	143,268,103.55	22.43%	77	5.2531	1.363469	1.4999 or less	19	181,167,687.85	28.37%	71	5.1931	1.071371
10,000,000 to 19,999,999		12	181,689,656.57	28.45%	53	4.4176	2.215619	1.5000 to 1.7499	10	129,854,041.70	20.33%	81	5.1985	1.609790
20,000,000 to 29,999,999		3	71,889,620.31	11.26%	80	4.9376	1.514354	1.7500 to 1.9999	2	70,000,000.00	10.96%	81	4.2838	1.805714
30,000,000 to 49,999,999		5	191,815,446.05	30.03%	65	4.8178	2.691943	2.0000 to 2.9999	7	111,972,541.52	17.53%	55	4.7271	2.411230
	50,000,000 or greater	1	50,000,000.00	7.83%	81	4.1212	1.800000	3.0000 or greater	7	145,668,555.41	22.81%	52	4.0870	3.525760
	Totals	45	638,662,826.48	100.00%	67	4.7606	2.056045	Totals	45	638,662,826.48	100.00%	67	4.7606	2.056045
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	9,409,572.60	1.47%	82	5.2450	1.560000
							Lodging	9	158,671,705.53	24.84%	58	5.1451	2.162875
Arkansas	1	20,000,000.00	3.13%	82	4.6900	1.820000
							Mixed Use	1	5,700,000.00	0.89%	81	4.8550	2.230000
California	6	68,651,085.30	10.75%	40	4.8291	2.039361
							Mobile Home Park	1	4,190,041.52	0.66%	81	5.3300	2.080000
Florida	4	124,516,602.21	19.50%	79	4.7366	2.370592
							Multi-Family	81	95,637,123.84	14.97%	69	5.0548	1.420758
Georgia	3	10,514,498.22	1.65%	81	5.4168	1.602690
							Office	6	58,358,137.98	9.14%	80	5.0833	1.412362
Idaho	1	5,073,109.36	0.79%	80	5.7500	3.680000
							Other	2	73,250,000.00	11.47%	27	3.4656	3.389556
Nevada	1	37,000,000.00	5.79%	79	4.3660	2.650000
							Retail	12	242,855,817.53	38.03%	81	4.6944	2.152885
New Jersey	2	47,520,000.00	7.44%	82	5.2486	1.428851
							Totals	112	638,662,826.48	100.00%	67	4.7606	2.056045
New Mexico	2	22,274,210.12	3.49%	82	5.2901	0.299368

New York	3	115,250,000.00	18.05%	46	3.8494	3.448026

North Carolina	2	17,483,029.62	2.74%	46	5.3615	1.000496

Ohio	3	4,132,437.79	0.65%	82	5.1400	1.700000

Oklahoma	1	14,100,000.00	2.21%	81	5.0400	2.210000

Pennsylvania	74	31,764,745.61	4.97%	45	5.2469	1.439753

South Carolina	1	11,470,426.18	1.80%	81	5.2700	1.540000

Texas	4	44,609,894.43	6.98%	82	4.9978	1.280891

Virginia	2	48,215,725.51	7.55%	79	5.0889	1.550403

Wisconsin	1	6,677,489.45	1.05%	80	5.3770	1.690000

Totals	112	638,662,826.48	100.00%	67	4.7606	2.056045

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.9999% or less	4	64,000,000.00	10.02%	19	3.1080	3.657500	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	2	87,000,000.00	13.62%	80	4.2253	2.161494	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	12	179,557,472.48	28.11%	65	4.7690	2.125808	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	13	165,977,313.91	25.99%	79	5.1119	1.936440	37 months to 48 months	44	598,662,826.48	93.74%	71	4.7579	2.035736
	5.2500% or greater	14	142,128,040.09	22.25%	69	5.4114	1.321904	49 months or greater	1	40,000,000.00	6.26%	10	4.8000	2.360000
	Totals	45	638,662,826.48	100.00%	67	4.7606	2.056045	Totals	45	638,662,826.48	100.00%	67	4.7606	2.056045
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	84 months or less	45	638,662,826.48	100.00%	67	4.7606	2.056045	Interest Only	16	309,170,000.00	48.41%	59	4.3589	2.531395
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	3	21,878,217.44	3.43%	81	5.3761	1.055068
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 359 months	26	307,614,609.04	48.17%	74	5.1205	1.649483
	Totals	45	638,662,826.48	100.00%	67	4.7606	2.056045	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	45	638,662,826.48	100.00%	67	4.7606	2.056045
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		7	102,786,724.42	16.09%	50	4.1673	2.542676				None
	12 months or less	37	495,876,102.06	77.64%	75	4.8804	1.930656
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	40,000,000.00	6.26%	10	4.8000	2.360000
	Totals	45	638,662,826.48	100.00%	67	4.7606	2.056045
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310381003	98	New York	NY	Actual/360	3.108%	41,440.00	0.00	0.00	N/A	05/05/23	--	16,000,000.00	16,000,000.00	10/05/21
1A	310381004				Actual/360	3.108%	41,440.00	0.00	0.00	N/A	05/05/23	--	16,000,000.00	16,000,000.00	10/05/21
1B	310381005				Actual/360	3.108%	41,440.00	0.00	0.00	N/A	05/05/23	--	16,000,000.00	16,000,000.00	10/05/21
1C	310381006				Actual/360	3.108%	41,440.00	0.00	0.00	N/A	05/05/23	--	16,000,000.00	16,000,000.00	10/05/21
2	320321102	LO	Clearwater Beach	FL	Actual/360	5.130%	148,112.44	50,737.61	0.00	N/A	03/06/28	--	34,646,183.66	34,595,446.05	10/06/21
2A	320321145				Actual/360	5.130%	107,533.69	36,836.89	0.00	N/A	03/06/28	--	25,154,078.97	25,117,242.08	10/06/21
3	310946725	RT	Aventura	FL	Actual/360	4.121%	171,718.75	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	10/01/21
4	320321104	OF	Richmond	VA	Actual/360	5.066%	60,684.11	18,390.03	0.00	N/A	05/05/28	--	14,374,591.56	14,356,201.53	10/05/21
4A	320321146				Actual/360	5.066%	60,684.11	18,390.03	0.00	N/A	05/05/28	--	14,374,591.56	14,356,201.53	10/05/21
4B	320321147				Actual/360	5.066%	40,456.07	12,260.02	0.00	N/A	05/05/28	--	9,583,060.70	9,570,800.68	10/05/21
4C	320321148				Actual/360	5.066%	24,273.64	7,356.01	0.00	N/A	05/05/28	--	5,749,836.14	5,742,480.13	10/05/21
5	333100118	RT	Elmhurst	NY	Actual/360	4.519%	158,154.60	0.00	0.00	N/A	05/05/28	--	42,000,000.00	42,000,000.00	10/05/21
6	320321106	LO	Beverly Hills	CA	Actual/360	4.800%	160,000.00	0.00	0.00	N/A	08/05/22	--	40,000,000.00	40,000,000.00	12/05/20
7	300571846	RT	Lakewood	NJ	Actual/360	5.320%	169,442.00	0.00	0.00	N/A	08/06/28	--	38,220,000.00	38,220,000.00	10/06/21
8	320321108	RT	Las Vegas	NV	Actual/360	4.366%	134,618.33	0.00	0.00	N/A	05/05/28	--	37,000,000.00	37,000,000.00	10/05/21
9	320321109	MF	Midland	TX	Actual/360	4.942%	110,400.84	34,785.32	0.00	N/A	08/06/28	--	26,807,163.55	26,772,378.23	10/06/21
10	300571849	RT	Conway	AR	Actual/360	4.690%	78,166.67	0.00	0.00	N/A	08/06/28	--	20,000,000.00	20,000,000.00	10/06/21
11	320321111	MF	Bethlehem	PA	Actual/360	5.331%	85,004.89	23,398.89	0.00	N/A	06/05/23	--	19,134,472.43	19,111,073.54	10/05/21
12	301741315	LO	Albuquerque	NM	Actual/360	5.265%	73,327.44	21,811.46	0.00	N/A	08/06/28	--	16,712,807.88	16,690,996.42	10/06/21
13	301741304	RT	San Bernardino	CA	Actual/360	4.830%	60,263.35	21,176.56	0.00	N/A	07/06/28	--	14,972,261.86	14,951,085.30	10/06/21
15	301741294	MF	Tulsa	OK	Actual/360	5.040%	59,220.00	0.00	0.00	N/A	07/06/28	--	14,100,000.00	14,100,000.00	10/06/21
16	301741309	MF	Erie	PA	Actual/360	5.120%	54,056.95	15,924.52	0.00	N/A	08/06/28	--	12,669,596.59	12,653,672.07	10/06/21
17	320321117	LO	Columbia	SC	Actual/360	5.270%	50,469.07	21,582.32	0.00	N/A	07/06/28	--	11,492,008.50	11,470,426.18	10/06/21
18	320321118	LO	Burlington	NC	Actual/360	5.490%	44,591.46	13,287.40	0.00	N/A	05/01/23	--	9,746,768.08	9,733,480.68	10/01/21
19	301741317	RT	Fairhope	AL	Actual/360	5.245%	41,185.26	13,176.30	0.00	N/A	08/06/28	--	9,422,748.90	9,409,572.60	10/06/21
20	301741312	MF	Bridgeton	NJ	Actual/360	4.955%	38,401.25	0.00	0.00	N/A	08/06/28	--	9,300,000.00	9,300,000.00	10/06/21
21	301741323	98	New York	NY	Actual/360	5.940%	45,787.50	0.00	0.00	N/A	08/06/28	--	9,250,000.00	9,250,000.00	10/06/21
22	301741308	RT	Pompano Beach	FL	Actual/360	5.250%	36,130.98	10,806.33	0.00	N/A	08/06/28	--	8,258,510.10	8,247,703.77	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
23	333100133	RT	Sanford	NC	Actual/360	5.200%	33,629.28	11,054.62	0.00	N/A	06/05/28	--	7,760,603.56	7,749,548.94	10/05/21
24	301741318	RT	Fort Worth	TX	Actual/360	5.010%	31,886.56	0.00	0.00	N/A	08/06/28	--	7,637,500.00	7,637,500.00	10/06/21
25	301741305	OF	The Woodlands	TX	Actual/360	4.925%	29,322.65	10,595.90	0.00	N/A	07/06/28	--	7,144,604.85	7,134,008.95	10/06/21
26	301741281	RT	Green Bay	WI	Actual/360	5.377%	29,962.14	9,244.58	0.00	N/A	06/06/28	--	6,686,734.03	6,677,489.45	10/06/21
27	320321127	LO	Orlando	FL	Actual/360	5.201%	28,469.87	12,496.45	0.00	N/A	06/06/28	--	6,568,706.96	6,556,210.51	10/06/21
28	301741316	LO	Santa Fe	NM	Actual/360	5.365%	24,993.67	7,168.84	0.00	N/A	08/06/28	--	5,590,382.54	5,583,213.70	10/06/21
29	301741295	MU	Savannah	GA	Actual/360	4.855%	23,061.25	0.00	0.00	N/A	07/06/28	--	5,700,000.00	5,700,000.00	10/06/21
30	320321130	MF	Los Angeles	CA	Actual/360	4.913%	22,227.23	0.00	0.00	N/A	08/05/28	--	5,429,000.00	5,429,000.00	10/05/21
31	333100144	LO	Meridian	ID	Actual/360	5.750%	24,340.22	6,589.14	0.00	N/A	06/05/28	--	5,079,698.50	5,073,109.36	10/05/21
33	320321133	OF	Various	OH	Actual/360	5.140%	17,725.84	5,890.43	0.00	N/A	08/01/28	--	4,138,328.22	4,132,437.79	10/01/21
34	300571844	MH	Glen Allen	VA	Actual/360	5.330%	18,633.43	5,101.97	0.00	N/A	07/06/28	--	4,195,143.49	4,190,041.52	10/06/21
35	333100139	LO	Buford	GA	Actual/360	5.990%	19,261.40	7,129.90	0.00	N/A	06/05/28	--	3,858,710.65	3,851,580.75	10/05/21
37	320321137	MF	Los Angeles	CA	Actual/360	4.913%	13,694.99	0.00	0.00	N/A	08/05/28	--	3,345,000.00	3,345,000.00	10/05/21
38	333100143	OF	Austin	TX	Actual/360	5.624%	14,388.43	4,069.52	0.00	N/A	06/05/28	--	3,070,076.77	3,066,007.25	10/05/21
39	320321139	MF	Los Angeles	CA	Actual/360	4.913%	10,391.00	0.00	0.00	N/A	08/05/28	--	2,538,000.00	2,538,000.00	10/05/21
40	320321140	MF	Los Angeles	CA	Actual/360	4.913%	9,776.87	0.00	0.00	N/A	08/05/28	--	2,388,000.00	2,388,000.00	10/05/21
41	320321141	RT	Alpharetta	GA	Actual/360	6.450%	5,181.63	1,106.20	0.00	N/A	06/05/28	--	964,023.67	962,917.47	10/05/21
Totals							2,535,389.86	400,367.24	0.00				639,063,193.72	638,662,826.48
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	30,232,800.00	15,368,009.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	11,323,239.00	15,185,972.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	115,600,112.20	66,737,901.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	15,136,392.00	14,588,603.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	7,378,208.79	3,586,734.83	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	3,845,554.00	01/01/19	09/30/19	12/11/20	0.00	0.00	1,619,644.42	1,619,644.42	0.00	0.00
7	3,642,584.74	1,768,694.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,535,901.06	2,266,897.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,385,982.18	1,023,027.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	14,034.75	0.00
10	4,343,314.21	2,152,377.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	16,831.39	0.00
11	1,639,560.00	937,582.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	575,719.71	730,858.16	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,438,512.71	808,628.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,646,069.38	865,018.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,207,102.99	661,973.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	890,812.19	1,477,756.53	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	598,478.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,127,525.34	558,349.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	474,016.15	144,534.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	771,840.00	578,880.00	08/01/20	04/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	615,982.54	362,677.70	01/01/21	06/30/21	--	0.00	0.00	46,902.90	46,902.90	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	773,482.82	373,901.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	764,362.97	483,309.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	665,426.50	286,234.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	550,306.82	437,074.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,206,598.00	1,279,151.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	(118,271.05)	48,197.18	07/01/20	06/30/21	--	0.00	0.00	31,817.60	31,817.60	0.00	0.00
29	643,478.69	324,334.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	457,710.94	109,318.78	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	2,687.15	0.00
31	1,129,942.89	1,480,399.06	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	513,998.93	264,589.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	548,858.48	299,458.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	(60,937.81)	280,780.45	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	289,259.24	193,956.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	159,171.00	29,551.07	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	194,438.19	88,807.99	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	274,493.37	101,415.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	99,401.34	49,252.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	214,655,875.34	139,779,763.82				0.00	0.00	1,698,364.92	1,698,364.92	33,553.29	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
14	320321114	0.00		0.00	438,063.74
Totals		0.00		0.00	438,063.74
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.760562%	4.726787%	67
09/17/21	1	8,258,510.10	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	2	18,907,610.69	4.760825%	4.727059%	68
08/17/21	1	8,268,068.85	0	0.00	1	13,923,851.14	1	0.00	1	13,923,851.14	0	0.00	0	0.00	1	2,870,840.68	4.775154%	4.736559%	69
07/16/21	0	0.00	1	8,277,584.58	2	17,248,899.96	1	3,308,885.61	1	13,940,014.35	0	0.00	0	0.00	0	0.00	4.780161%	4.740423%	71
06/17/21	0	0.00	0	0.00	2	17,273,275.11	1	3,315,032.77	1	13,958,242.34	0	0.00	0	0.00	0	0.00	4.780430%	4.740696%	72
05/17/21	1	8,297,685.61	0	0.00	2	17,294,866.66	1	3,320,624.69	1	13,974,241.97	0	0.00	0	0.00	0	0.00	4.780668%	4.740938%	73
04/16/21	1	8,308,274.22	0	0.00	2	17,319,028.45	1	3,326,716.06	1	13,992,312.39	0	0.00	0	0.00	0	0.00	4.780933%	4.731042%	74
03/17/21	0	0.00	0	0.00	2	17,340,400.59	1	3,332,250.62	1	14,008,149.97	0	0.00	0	0.00	0	0.00	4.781168%	4.731275%	75
02/18/21	0	0.00	0	0.00	2	17,369,715.11	1	3,339,344.71	0	0.00	0	0.00	0	0.00	0	0.00	4.781489%	4.731593%	76
01/15/21	1	8,339,764.61	0	0.00	2	17,390,844.22	1	3,344,817.26	0	0.00	0	0.00	0	0.00	0	0.00	4.781720%	4.739884%	77
12/17/20	0	0.00	0	0.00	2	17,411,871.99	1	3,350,262.94	0	0.00	0	0.00	0	0.00	0	0.00	4.781951%	4.740117%	78
11/18/20	0	0.00	0	0.00	2	17,435,490.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.782209%	4.740379%	79
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
22	301741308 09/06/21		0	B	46,902.90	46,902.90	0.00	8,258,510.10
Totals					46,902.90	46,902.90	0.00	8,258,510.10

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		40,000,000	40,000,000	0		0
13 - 24 Months		92,844,554	92,844,554	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		505,818,272	505,818,272	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	638,662,826	638,662,826	0	0	0	0
Sep-21	639,063,194	630,804,684	8,258,510	0	0	0
Aug-21	658,343,381	636,151,461	8,268,069	0	0	13,923,851
Jul-21	662,023,150	636,496,665	0	8,277,585	0	17,248,900
Jun-21	662,443,015	645,169,740	0	0	0	17,273,275
May-21	662,815,925	637,223,373	8,297,686	0	0	17,294,867
Apr-21	663,232,299	637,604,996	8,308,274	0	0	17,319,028
Mar-21	663,601,618	646,261,218	0	0	0	17,340,401
Feb-21	664,105,123	646,735,408	0	0	14,030,370	3,339,345
Jan-21	664,470,469	638,739,861	8,339,765	0	14,046,027	3,344,817
Dec-20	664,834,155	647,422,283	0	0	14,061,609	3,350,263
Nov-20	665,241,641	647,806,150	0	0	17,435,491	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	320321106	40,000,000.00	40,000,000.00	55,400,000.00	10/28/20	3,448,649.00	2.36000	09/30/19	08/05/22	I/O
Totals		40,000,000.00	40,000,000.00	55,400,000.00		3,448,649.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	320321106	LO	CA	09/10/20	9

Loan transferred to special servicing 09/11/2020 due to payment default. Special Servicer and Borrower finalized the forbearance documentation and closed 05/06/21. Borrower is performing under the terms of the agreement. The loan had

	been conte	mplated to return to the Master Servicer in October 2021, however the Borrower has since requested an extension on term, which is expected to delay the return as the specifics are worked through.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	320321106	40,000,000.00	4.80000%	40,000,000.00	4.80000%	10	09/04/20	09/04/20	10/13/20
12	301741315	16,991,620.04	5.26500%	16,991,620.04	5.26500%	10	08/06/20	08/06/20	09/11/20
13	301741304	15,266,168.43	4.83000%	15,266,168.43	4.83000%	10	09/15/20	07/06/20	09/11/20
22	301741308	8,434,631.90	5.25000%	8,434,631.90	5.25000%	10	07/15/20	04/06/20	08/11/20
28	301741316	5,681,761.51	5.36500%	5,681,761.51	5.36500%	10	08/06/20	08/06/20	10/13/20
Totals		86,374,181.88		86,374,181.88
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
14	320321114 09/17/21	13,923,851.14	14,600,000.00	17,191,515.26	2,829,289.29	17,191,515.26	14,362,225.97	0.00	0.00	0.00	0.00	0.00%
36	300571848 08/17/21	3,308,885.61	4,000,000.00	3,661,330.05	784,839.52	3,661,330.05	2,876,490.53	432,395.08	0.00	0.00	432,395.08	12.35%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		17,232,736.75	18,600,000.00	20,852,845.31	3,614,128.81	20,852,845.31	17,238,716.50	432,395.08	0.00	0.00	432,395.08

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
14	320321114	09/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	300571848	08/17/21	0.00	0.00	432,395.08	0.00	0.00	432,395.08	0.00	0.00	432,395.08
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	432,395.08	0.00	0.00	432,395.08	0.00	0.00	432,395.08

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	(8,611.11)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	0.00	0.00	725.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(98,669.86)	0.00
28	0.00	0.00	0.00	0.00	321.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	18.07	0.00	0.00	0.00
Total	0.00	0.00	(8,611.11)	0.00	1,047.56	0.00	0.00	0.00	18.07	0.00	(98,669.86)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(106,215.34)

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27